Interest Expense, Net - Summary of Interest Expense, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Interest Income (Expense) [Line Items]
Interest expense – notes and loans payable	$ (43,575)	$ (38,528)
Interest expense – financing activities	(11,739)	(11,887)
Accretion of debt discount and amortization of deferred financing fees	(4,416)	(3,951)
Interest expense – leases	(3,513)	(3,952)
Other interest income	276
Other interest (expense)		(198)
Interest income	2,148	679
Total Interest expense, net	(60,819)	$ (57,837)
Valley Agriceuticals, LLC
Disclosure Of Interest Income (Expense) [Line Items]
Reduction of interest expense	$ 1,200